Annual Total Returns - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund - Fidelity Advisor Value Strategies Fund - Class A
Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(2.86%)
Annual Return 2016	10.94%
Annual Return 2017	18.85%
Annual Return 2018	(17.65%)
Annual Return 2019	34.18%
Annual Return 2020	7.95%
Annual Return 2021	32.93%
Annual Return 2022	(7.61%)
Annual Return 2023	20.20%
Annual Return 2024	8.90%